CAPITAL AND RESERVES - Schedule of Share Capital (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Number of Class A Shares [Member]
Issued and fully paid:
As at the beginning of period/year	36,097,550	33,300,000
Issuance of class A shares for business combination	8,400,000	1,125,000
Issuance of class A shares for assets acquisition	4,000,000	0
Issuance of class A shares to employees (2024 Share incentive plan)	2,150,000	2,400,000
Issuance of class A shares to individual consultants	0	900,000
Issuance of class A shares to certain employees (employee stock compensation plan)	0	205,250
Transfer shares from treasury shares	64,816	0
Share Repurchase	0	(1,832,700)
Offering costs	0	0
As at end of period/year	50,712,366	36,097,550
Number of Class B Shares [Member]
Issued and fully paid:
As at the beginning of period/year	5,000,000	5,000,000
Issuance of class A shares for business combination	0	0
Issuance of class A shares for assets acquisition	0	0
Issuance of class A shares to employees (2024 Share incentive plan)	0	0
Issuance of class A shares to individual consultants	0	0
Transfer shares from treasury shares	0	0
Share Repurchase	0
Offering costs	0	0
As at end of period/year	5,000,000	5,000,000
Ordinary shares [member]
Issued and fully paid:
As at the beginning of period/year (in Dollars)	$ 5,280,406	$ 3,564,150
Issuance of class A shares for business combination (in Dollars)	13,376,000	4,500,000
Issuance of class A shares for assets acquisition (in Dollars)	5,760,000	0
Issuance of class A shares to employees (2024 Share incentive plan) (in Dollars)	0	0
Issuance of class A shares to individual consultants (in Dollars)	0	0
Transfer shares from treasury shares (in Dollars)	25,243	0
Share Repurchase (in Dollars)	0
Offering costs (in Dollars)	0	(2,783,744)
As at end of period/year (in Dollars)	$ 24,441,649	$ 5,280,406